ACCRUED SEVERANCE PAY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016
Compensation Related Costs [Abstract]
Severance pay expenses	$ 1	$ 2	$ 24